Financial instruments (Details) - Currency risks - Foreign currency forward contracts € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Financial instruments
Fair value of assets		€ 3,845	€ 1,042
Fair value of liabilities	€ 8,565
Gains and losses from the fair value accounting related to foreign currency derivatives	(12,410)	€ (20)	€ 1,042
Cash flows economically hedged, amount | $				$ 344,830	$ 70,500	$ 30,000
EUR
Financial instruments
Cash flows economically hedged, amount | $				300,430	45,000	12,000
GBP
Financial instruments
Cash flows economically hedged, amount	€ 8,400			$ 44,400	$ 25,500	$ 14,396